Group Income Statement - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Consolidated operations
Consolidated sales revenue	$ 55,554	$ 63,495	$ 44,611
Net operating costs (excluding items disclosed separately)	(34,770)	(32,690)	(26,254)
Impairment reversals/(charges net of reversals)	150	(269)	(904)
Loss on disposal of interest in subsidiary	(105)	0	0
Exploration and evaluation expenditure (net of profit relating to interests in undeveloped projects)	(896)	(719)	(624)
Operating profit	19,933	29,817	16,829
Share of profit after tax of equity accounted units	777	1,042	652
Impairment of investments in equity accounted units	(202)	0	(339)
Profit before finance items and taxation	20,508	30,859	17,142
Finance items
Net exchange gains/(losses) on external and intragroup net (debt)/cash balances	253	802	(1,124)
Net losses on derivatives not qualifying for hedge accounting	(424)	(231)	(123)
Finance income	179	64	141
Finance costs	(335)	(243)	(268)
Amortisation of discount on provisions	(1,519)	(418)	(377)
Net finance income (expense)	(1,846)	(26)	(1,751)
Profit before taxation	18,662	30,833	15,391
Taxation	(5,586)	(8,258)	(4,991)
Profit after tax for the year	13,076	22,575	10,400
– attributable to owners of Rio Tinto (net earnings)	12,420	21,094	9,769
– attributable to non-controlling interests	$ 656	$ 1,481	$ 631
Basic earnings per share (in usd per share)	$ 7.668	$ 13.034	$ 6.040
Diluted earnings per share (in usd per share)	$ 7.621	$ 12.95	$ 5.998